Voyage and vessel operating expenses (Tables)	12 Months Ended
Dec. 31, 2013
Voyage And Vessel Operating Expenses [Abstract]
Schedule Of Voyage And Vessel Operating Expenses Analysis [Table Text Block]
	2013	2012	2011
Voyage Expenses
Bunkers	$(62)	$(2,149)	$(1,663)
Commissions charged by third parties	7,939	10,273	11,963
Miscellaneous	242	150	297
Total	$8,119	$8,274	$10,597

Vessel Operating Expenses
Crew wages and related costs	$45,451	$37,351	$31,497
Insurance	6,438	4,747	4,369
Spares and consumable stores	14,825	14,996	12,686
Repairs and maintenance	5,548	6,609	5,903
Tonnage taxes (Note 15)	1,040	361	318
Other operating expenses	3,909	2,229	602
Total	$77,211	$66,293	$55,375